COMMITMENTS (Details Narrative) - USD ($)						3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 12, 2024	Oct. 02, 2023	Sep. 29, 2023	Dec. 15, 2022	Oct. 31, 2022	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 28, 2022
Product Liability Contingency [Line Items]
Commission payment terms	fee of 30% in cash and 5% in stock of the total funds raised
Stock issued during period, value, issued									$ 25,000	$ 400,000
Common stock issued for cash, shares									16,667	266,667
Stock issued during period, shares									25,000	145,856
Stock issued during period, value, issued for services								$ 2,280,000	$ 58,250	$ 218,784
Common Stock [Member]
Product Liability Contingency [Line Items]
Stock issued during period, value, issued									$ 17	$ 267
Common stock issued for cash, shares									16,667	266,667
Stock issued during period, shares								6,000,000	25,000	145,856
Stock issued during period, value, issued for services								$ 6,000	$ 25	$ 146
Series B Convertible Preferred Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Product Liability Contingency [Line Items]
Common stock issued for cash, shares							500,000		500,000
Standard Rental Booking [Member]
Product Liability Contingency [Line Items]
Commission percentage	20.00%
Mutual Venture Agreement [Member]
Product Liability Contingency [Line Items]
Contract with customer, asset owned						$ 100,000		$ 100,000	$ 100,000
Share Exchange Agreement [Member]
Product Liability Contingency [Line Items]
Percentage of issued and outstanding shares of capital stock											100.00%
Share Exchange Agreement [Member] | Series B Convertible Preferred Stock [Member]
Product Liability Contingency [Line Items]
Stock issued				500,000							1,000,000
Share Exchange Agreement [Member] | Series B Convertible Preferred Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Product Liability Contingency [Line Items]
Stock issued during period, value, issued				$ 2,500,000
Share Exchange Agreement [Member] | Series B Convertible Preferred Stock [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Product Liability Contingency [Line Items]
Common stock issued for cash, shares				500,000
Two Consulting Agreements [Member]
Product Liability Contingency [Line Items]
Stock issued during period, shares					100,000
Two Consulting Agreements [Member] | Consultant [Member]
Product Liability Contingency [Line Items]
Stock issued during period, shares					150,000				150,000
Accrued consulting expenses									$ 349,500
Two Consulting Agreements [Member] | Common Stock [Member]
Product Liability Contingency [Line Items]
Stock issued during period, value, issued										$ 75,000
Common stock issued for cash, shares										50,000
Stock issued during period, shares					200,000
Stock issued price per share										$ 1.50
Consulting Agreements [Member]
Product Liability Contingency [Line Items]
Stock issued during period, shares		70,000	88,572,767
Stock issued during period, value, issued for services		$ 5,000